Borrowings and debt (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings and debt
Payments of lease liabilities	$ 1,114	$ 1,072	$ 0
Interest on lease liabilities	(862)	(912)
Income from sub-leasing right-of-use assets	$ 265	$ 277